Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory	Inventory
Inventory consists of the following as of March 31, 2020 and December 31, 2019 (in thousands):

	As of
	March 31, 2020	December 31, 2019
Raw materials	$436	$412
Work in process	440	258
Finished goods	209	320
Total	$1,085	$990
For the three months ended March 31, 2020, an inventory write-off of $169 thousand was recorded and, for the three months ended March 31, 2019, no inventory write-off was recorded.
Inventory
Inventory consists of the following as of December 31, 2019 and 2018 (in thousands):

	As of December 31,
	2019	2018
Raw materials	$412	$258
Work in process	258	270
Finished goods	320	324
Total	$990	$852

For the year ended December 31, 2019 an inventory write-off of $155 thousand was recorded. For the year ended December 31, 2018, no inventory write-off was recorded.